Financial liabilities - Disclosure of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	€ 4,924	€ 5,022
Non-current financial liabilities	45,978	45,543
Total financial liabilities	50,902	50,565
Lease liabilities
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	1,261	1,199
Non-current financial liabilities	2,969	3,883
Repayable BPI loan advances
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	689	592
Non-current financial liabilities	1,258	1,872
PGE Loans | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	2,543	2,583
Non-current financial liabilities	1,547	4,028
EIB Loan
Disclosure Of Changes In Financial Liabilities [Line Items]
Non-current financial liabilities	19,000	19,200	€ 27,500
EIB Loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	430	649
Non-current financial liabilities	€ 40,204	€ 35,761